Goodwill (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Beginning balance	¥ 943,922	¥ 939,716	¥ 634,157
Goodwill acquired in business combinations		12,928
Foreign exchange effect	(4,206)	(40,356)	24,825
Ending balance	939,716	634,157	617,837	$ 89,861
Subsidiaries [Member]
Deconsolidation		(278,131)	(41,145)
Utility Products and Related Services [Member]
Beginning balance		541,543	518,585
Foreign exchange effect		(22,958)	20,724
Ending balance	541,543	518,585	500,730	72,828
Utility Products and Related Services [Member] | Subsidiaries [Member]
Deconsolidation			(38,579)
Mobile Entertainment [Member]
Beginning balance		398,173	102,644
Foreign exchange effect		(17,398)	4,101
Ending balance	¥ 398,173	102,644	106,745	15,526
Mobile Entertainment [Member] | Subsidiaries [Member]
Deconsolidation		(278,131)
Others [Member]
Beginning balance			12,928
Goodwill acquired in business combinations		12,928
Ending balance		¥ 12,928	10,362	$ 1,507
Others [Member] | Subsidiaries [Member]
Deconsolidation			¥ (2,566)